INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INTANGIBLE ASSETS, NET
Gross Carrying Value	$ 72,614	$ 62,133
Accumulated Amortization	(40,633)	(31,107)
Intangible assets, net	31,981	31,026
Amortization expense	8,284	7,993	$ 3,793
Expected amortization expense of intangible assets
2026	9,025
2027	8,328
2028	4,253
2029	1,501
2030	940
Thereafter	4,866
Computer software
INTANGIBLE ASSETS, NET
Gross Carrying Value	62,754	52,279
Accumulated Amortization	(37,373)	(29,148)
Intangible assets, net	25,381	23,131
Customer-related intangible assets
INTANGIBLE ASSETS, NET
Gross Carrying Value	5,704	5,704
Accumulated Amortization	(2,253)	(1,402)
Intangible assets, net	3,451	4,302
Trademark
INTANGIBLE ASSETS, NET
Gross Carrying Value	4,156	4,150
Accumulated Amortization	(1,007)	(557)
Intangible assets, net	$ 3,149	$ 3,593